Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value
Fair Value Measurements at December 31, 2021 using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
Securities available for sale
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$47,890	$—
Obligations of states and political subdivisions	—	298,836	—
Mortgage-backed securities in government sponsored entities	—	213,148	—

Total securities available for sale	—	559,874	—
Equity securities	—	1,072	—
Swap asset	—	11,072	—
Liabilities measured at fair value on a recurring basis:
Swap liability	—	11,072	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$11
Mortgage servicing rights	—	—	2,642
Fair Value Measurements at December 31, 2020 using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
Securities available for sale
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$21,693	$—
Obligations of states and political subdivisions	—	229,012	—
Mortgage-backed securities in government sponsored entities	—	112,759	—

Total securities available for sale	—	363,464	—
Equity securities	—	886	—
Swap asset	—	21,700	—
Liabilities measured at fair value on a recurring basis:
Swap liability	—	21,764	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$1
Mortgage servicing rights	—	—	2,246
Other Real Estate Owned	—	—	31

Quantitative Information about Level 3 Fair Value Measurements
The following tables presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2021 and 2020.

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2021	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$11	Appraisal of collateral	Appraisal adjustments	10%	10%
			Holding period	24 months	24 months

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2020	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$1	Appraisal of collateral	Appraisal adjustments	0% - 30%	19%
			Holding period	23 months	23 months
Other real estate owned	$31	Appraisal of collateral	Appraisal adjustments	10%	10%

Carrying Amount and Fair Value of Financial Instruments Carried at Amortized Cost	The carrying amount and fair value of financial instruments carried at amortized cost were as follows:

December 31, 2021	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$265,969	$265,969	$265,969	$ —	$—
Other securities	17,011	17,011	17,011	—	—
Loans, held for sale	1,972	2,011	2,011	—	—
Loans, net of allowance for loan losses	1,971,238	1,945,638	—	—	1,945,638
Bank owned life insurance	47,176	47,176	47,176	—	—
Accrued interest receivable	7,385	7,385	7,385	—	—
Financial Liabilities:
Nonmaturing deposits	2,170,253	2,170,253	2,170,253	—	—
Time deposits	246,448	247,053	—	—	247,053
Long-term FHLB advances	75,000	75,930	—	—	75,930
Securities sold under agreement to repurchase	25,495	25,495	25,495	—	—
Subordinated debentures	102,813	111,118	—	—	111,118
Accrued interest payable	315	315	315	—	—

December 31, 2020	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$139,522	$139,522	$139,522	$—	$—
Other securities	20,537	20,537	20,537	—	—
Loans, held for sale	7,001	7,141	7,141	—	—
Loans, net of allowance for loan losses	2,032,474	2,063,249	—	—	2,063,249
Bank owned life insurance	46,976	45,976	45,976	—	—
Accrued interest receivable	9,421	9,421	9,421	—	—
Financial Liabilities:
Nonmaturing deposits	1,902,560	1,902,560	1,902,560	—	—
Time deposits	286,838	288,298	—	—	288,298
Long-term FHLB advances	125,000	130,942	—	—	130,942
Securities sold under agreement to repurchase	28,914	28,914	28,914	—	—
Subordinated debentures	29,427	31,479	—	—	31,479
Accrued interest payable	204	204	204	—	—